INCOME TAX - Reconciliation of the income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Statutory Tax Rate PRC [Line Items]
Income before income taxes	$ 109,892	$ 97,497	$ 143,723
Withholding tax on dividends paid by subsidiaries	8,829
Total	20,554	18,171	18,184
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate PRC [Line Items]
Expected income tax expense at statutory tax rate in the PRC	33,221	24,374	35,931
Effect of different tax rates in various jurisdictions	4,665	3,997	1,781
Effect of preferential tax treatment	(14,334)	(11,797)	(13,444)
Effect of non-taxable income	(4,770)	(250)	(1,500)
Effect of additional deductible research and development expenses	(9,838)	(7,241)	(5,833)
Effect of non-deductible expenses	6,644	10,661	5,489
Over provision of income tax in previous years	2,102	(6,118)	(8,457)
Change in valuation allowance	1,718	3,746	1,399
Withholding tax on dividends paid by subsidiaries	0	799	2,847
Others	$ 1,146	$ 0	$ (29)